Equity accounted investees (Details 2) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	₩ 10,143,245
Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation
Changing account classification	40,417	[1]
Capital contribution
Capital withdrawal	(18,031)
Share in the profit of associates	271
Total	22,657
Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation
Changing account classification	169,932	[1]
Capital contribution
Capital withdrawal	(29,861)
Share in the profit of associates	15
Total	140,086
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation
Changing account classification	280,331	[1]
Capital contribution
Capital withdrawal
Share in the profit of associates	5,616
Total	285,947
Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	83,001
Changing account classification		[1]
Capital contribution	66,000
Capital withdrawal
Share in the profit of associates	(10,413)
Total	138,588
Total [Member]
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	83,001
Changing account classification	490,680	[1]
Capital contribution	66,000
Capital withdrawal	(47,892)
Share in the profit of associates	(4,511)
Total	₩ 587,278

[1]	Solaire reinitiated its operation from October 2025 and regained its significant influence over 3 associates. The Company reclassified its investment assets from Long-term investment securities to investments in associates.